Operating Expenses - Summary of Research and Development Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Research and Development Expenses [abstract]
Employee expenses	€ 9,062	€ 9,475	€ 8,564
Travel & Living	126	85	116
Clinical study costs	4,280	4,000	5,555
Preclinical study costs	1,233	2,473	1,976
Process development and scale-up	396	770	1,056
Consulting fees	320	568	372
IP filing and maintenance fees	831	353	230
Share-based payments	425	644	927
Depreciation	1,231	1,276	1,511
Rent and utilities	610	670	800
Delivery systems		0	47
Others	415	459	369
Total R&D expenses	€ 18,928	€ 20,773	€ 21,522